Stock-Based Compensation Programs - Weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average assumptions used in estimation of fair values of options
Expected dividend yield (as a percent)	0.89%
Expected stock price volatility (as a percent)	19.62%
Risk-free interest rate (as a percent)	2.00%
Expected life of options	5 years 11 months 9 days
Stock option and SSARs
Weighted average assumptions used in estimation of fair values of options
Expected dividend yield (as a percent)	0.73%	0.79%
Expected stock price volatility (as a percent)	24.14%	22.11%
Risk-free interest rate (as a percent)	1.22%	1.39%
Expected life of options	6 years 1 month 6 days	5 years 10 months 6 days